PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Building	Freehold land	Laboratory equipment	Motor vehicle	Furniture, fittings and equipment	Renovation	Right-of-use assets	Total
	S$	S$	S$	S$	S$	S$	S$	S$
Cost:
At January 1, 2024	1,060,463	372,206	1,209,171	47,061	283,143	457,403	-	3,429,447
Addition	899,110	193,673	123,340	-	100,446	83,656	34,740	1,434,965
Currency realignment	33,872	22,162	59,870	2,802	14,352	22,452	-	155,510
At December 31, 2024	1,993,445	588,041	1,392,381	49,863	397,941	563,511	34,740	5,019,922
Addition	-	-	571,190	-	47,233	19,427	54,255	692,105
Written off	-	-	(3,859)	-	-	-	-	(3,859)
Currency realignment	60,214	23,575	66,098	1,999	15,680	20,017	3,199	190,782
At December 31, 2025	2,053,659	611,616	2,025,810	51,862	460,854	602,955	92,194	5,898,950

Accumulated depreciation:
At January 1, 2024	113,649	-	801,368	45,492	234,031	170,154	-	1,364,694
Addition	52,004		176,228	1,604	37,719	51,116	3,493	322,164
Currency realignment	3,577		49,025	2,767	13,753	10,770	126	80,018
At December 31, 2024	169,230	-	1,026,621	49,863	285,503	232,040	3,619	1,766,876
Addition	69,282		187,486	-	39,711	58,587	15,976	371,042
Written off	-	-	(701)	-	-	-	-	(701)
Currency realignment	4,219	-	41,859	1,999	11,341	10,046	677	70,141
At December 31, 2025	242,731		1,255,265	51,862	336,555	300,673	20,272	2,207,358

Carrying amount:
At December 31, 2024	1,824,215	588,041	365,760	-	112,438	331,471	31,121	3,253,046

At December 31, 2025	1,810,928	611,616	770,545	-	124,299	302,282	71,922	3,691,592

SCHEDULE OF DEPRECIATION EXPENSE

Depreciation expense included in the consolidated statements of profit or loss and other comprehensive loss is analyzed as follows:

	2024	2025
	S$	S$

Depreciation of property, plant and equipment (per above)	322,164	371,042
Less: Accounted under
“Research expenses” (Note 21)	(212,322)	(174,146)
	109,842	196,896